FINANCING CHARGES	12 Months Ended
Dec. 31, 2024
Banking and Thrift, Interest [Abstract]
FINANCING CHARGES	FINANCING CHARGES

Year ended December 31 (millions of dollars)	2024	2023
Interest on long-term debt	674	581
Interest on regulatory accounts	25	15
Interest on short-term notes	21	44
Other	18	16
Less: Interest capitalized on construction and development in progress	(89)	(72)
Interest earned on cash and cash equivalents	(24)	(12)
Realized gain on cash flow hedges (interest-rate swap agreements) (Notes 7, 17)	(4)	(2)
	621	570